DUE TO RELATED PARTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Related Party [Member] | Xtribe PLC [Member]
Defined Benefit Plan Disclosure [Line Items]
SCHEDULE OF DUE TO RELATED PARTIES

As of June 30, 2024 and December 31, 2023, due to related parties consisted of the following:

	June 30, 2024	December 31, 2023
Amounts due to related parties	$1,373,502	$468,377
Short-term loans from CEO	2,980,408	1,446,508
Other payables to CEO	-	15,117
Payables to officer	410,746	295,746
Total due to related parties, current	4,764,656	2,225,748

Loans from CEO	1,569,139	6,466,319
Total due to related parties, net of current portion	1,569,139	6,466,319

Total	$6,333,795	$8,692,067

As of December 31, 2023 and 2022, due to related parties consisted of the following:

	December 31, 2023	December 31, 2022
Trade payables due to related parties	$468,377	$74,399
Short-term loans from CEO	1,446,508	477,538
Other payables to CEO	15,117	-
Payables to officer	295,746	180,746-
Total due to related parties, current	2,225,748	732,683

Loans from CEO	6,466,319	4,043,636
Loans from other stockholders	-	1,157,520
Total due to related parties, net of current portion	6,466,319	5,201,157

Total	$8,692,067	$5,933,839